Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Expense	Stock-based compensation expense is included within the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of services	$13,947	$710	$748
Research and development	26,650	1,281	1,135
Selling and marketing	10,750	650	416
General and administrative	68,884	2,841	3,306
Total stock-based compensation expense	$120,231	$5,482	$5,605
Stock-based compensation expense is included within the condensed statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
(in thousands)	2021	2020
Cost of services	$19,782	$120
Research and development	38,187	234
Selling and marketing	17,381	126
General and administrative	89,612	335
Total Stock-based compensation expense	$164,962	$815

Summary of Stock Option Activity
The following summarizes the activity under the 2017 Plan for Class A and Class B common stock options (in thousands, except share and per share amounts):

Class A Common Stock	Shares Available for Grant	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balances at December 31, 2018	–	142,500	18.94	8.57	$ 5,794
Options forfeited and cancelled	14,000	(14,000)	18.94	–	–
Increase in share reserve for issuance of Class B grants	(14,000)	–	–	–	–
Balances at December 31, 2019	–	128,500	18.94	7.58	$9,754
Options forfeited and cancelled	6,500	(6,500)	18.94	–	–
Increase in share reserve for issuance of Class B grants	(6,500)	–	–	–	–
Balances at December 31, 2020	–	122,000	18.94	6.57	$80,565
Options exercisable at December 31, 2020		115,972	18.94	6.56	$76,584
All outstanding stock options for Class A common stock have an exercise price of $18.94.

Class B Common Stock	Shares Available for Grant	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balances at December 31, 2018	3,315,972	2,434,028	$0.20	9.27	$969
Options granted	(3,247,815)	3,247,815	$0.95	–	–
Options forfeited and cancelled	369,000	(369,000)	$0.23	–	–
Increase in share reserve for issuance under the 2017 Plan	7,529,200	–	–	–	–
Increase in share reserve for issuance of Class B grants	1,400,000	–	–	–	–
Balances at December 31, 2019	9,366,357	5,312,843	$0.65	9.09	1,562
Options granted	(9,245,190)	9,245,190	$1.32	–
Options forfeited and cancelled	537,000	(537,000)	$0.86	–
Increase in share reserve for issuance of Class B grants	650,000	–	–	–	–
Options exercised	–	(105,429)	$0.95	–
Balances at December 31, 2020	1,308,167	13,915,604	$1.09	8.91	$79,334
Options exercisable at December 31, 2020		5,615,734	$0.74	8.42	$34,005
The following summarizes the activity under the 2017 Plan for Class A and Class B common stock options (in thousands, except share and per share amounts):

(in thousands)
Class A Common Stock	Shares Available for Grant	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balances at December 31, 2020	—	122,000	$18.94	6.57	$80,565
Options forfeited and cancelled	—	—			—
Balances at March 31, 2021	—	122,000	$18.94	6.32	$174,739
Options exercisable at March 31, 2021		117,816	$18.94	6.31	$168,747
All outstanding stock options for Class A common stock have an exercise price of $18.94.

(in thousands)
Class B Common Stock	Shares Available for Grant	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balances at December 31, 2020	1,308,167	13,915,604	$1.09	8.91	$79,334
Option granted	(194,706)	194,706	$2.36		—
Options forfeited and cancelled	1,901,065	(1,901,065)	$1.45		—
Options exercised	—	(499,220)	$0.95		—
Balances at March 31, 2021	3,014,526	11,710,025	$1.06	8.60	$157,455
Options exercisable at March 31, 2021		5,552,271	$0.80	8.18	$76,135

Summary of Exercise Price Range
As of December 31, 2020, stock options outstanding for Class B common stock consisted of the following:

Exercise Prices	Class B Stock Options Outstanding	Weighted- Average Remaining Contractual Life (years)
$0.1894	1,834,028	7.27
$0.5960	50,000	7.82
$0.9485	9,611,633	8.98
$2.3564	2,419,943	9.89

Schedule of Valuation Assumptions
The estimated fair value of the stock option awards as of December 31, 2020, 2019, and 2018 was estimated using the Black-Scholes option pricing model with the following assumptions:

	2020	2019	2018
Expected volatility	65.80%	60.00%	70.00%
Expected term (in years)	0.50-1.49	3.00–5.00	4.00
Risk-free interest rate	0.10%	1.40%–1.43%	2.68%
Dividend yield	—	—	—
Fair value of Class A common stock	$679.31	$94.85	$59.60
Fair value of Class B common stock	$6.7931	$0.9485	$0.5960
The estimated fair value of the stock option awards as of March 31, 2021 and March 31, 2020, was estimated using the Black-Scholes option pricing model with the following assumptions:

Three Months ended March 31,
(in thousands)	2021	2020
Expected volatility	68.50%- 75.60%	68.30%-73.30%
Expected term (in years)	0.50- 1.75	3.00-5.00
Risk-free interest rate	0.05%- 0.16%	0.29%-0.37%
Dividend yield	0.00%	0.00%
Fair value of Class A common stock	$565.85-$1,549.43	$85.42-$97.58
Fair value of Class B common stock	$5.66-$15.49	$0.85-$0.98